Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

1-15897

CERTNYS

04038437

NYSE

October 5, 2004

RECD S.E.C.
OCT 5 - 2004
1088

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, iShares Trust, iShares FTSE/Xinhua China 25 Index Fund and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 5, 2004. Tentative listing date – October 8, 2004.

Sincerely,

[signature]

PROCESSED
OCT 05 2004
THOMSON
FINANCIAL

100663